UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim Salomon Brothers High Yield Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

-------------------------------------------------------------------------------- --- -------------------
ASSETS:
     Investments in securities, market value  (1)                                 $         128,159,534
     Cash                                                                                         7,709
     Collateral for securities loaned                                                        19,772,552
     Interest receivable                                                                      2,517,755
     Subscriptions receivable                                                                   164,811
                                                                                     -------------------

       Total assets                                                                         150,622,361
                                                                                     -------------------

LIABILITIES:
     Due to investment adviser                                                                  118,887
     Payable for investments purchased                                                          112,294
     Payable upon return of securities loaned                                                19,772,552
     Redemptions payable                                                                        128,398
                                                                                     -------------------

       Total liabilities                                                                     20,132,131
                                                                                     -------------------

NET ASSETS                                                                        $         130,490,230
                                                                                     ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                $           1,261,804
     Additional paid-in capital                                                             126,912,584
     Net unrealized appreciation on investments                                               1,106,335
     Undistributed net investment income                                                        195,412
     Accumulated net realized gain on investments                                             1,014,095
                                                                                     -------------------

NET ASSETS                                                                        $         130,490,230
                                                                                     ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                             $               10.34
                                                                                     ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                             150,000,000
     Outstanding                                                                             12,618,036

(1)  Cost of investments in securities:                                           $         127,053,199

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
------------------------------------------------------------------------------- ---- -------------------

INVESTMENT INCOME:
     Interest                                                                     $           4,530,919
     Income from securities lending                                                              62,992
                                                                                     -------------------

       Total income                                                                           4,593,911
                                                                                     -------------------

EXPENSES:
     Management fees                                                                            672,039
                                                                                     -------------------

NET INVESTMENT INCOME                                                                         3,921,872
                                                                                     -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                           738,451
     Change in net unrealized appreciation on investments                                   (3,566,980)
                                                                                     -------------------

     Net realized and unrealized loss on investments                                        (2,828,529)
                                                                                     -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $           1,093,343
                                                                                     ===================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

------------------------------------------------------------------------------------------- -- ---------------
                                                                                 2005               2004
                                                                            ---------------    ---------------
                                                                              UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                               $       3,921,872  $       7,250,161
     Net realized gain on investments                                              738,451          2,058,120
     Change in net unrealized appreciation on investments                      (3,566,980)            108,136
                                                                            ---------------    ---------------

     Net increase in net assets resulting from operations                        1,093,343          9,416,417
                                                                            ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                (3,733,737)        (7,338,095)
     From net realized gains                                                                      (2,317,786)
                                                                            ---------------    ---------------

     Total distributions                                                       (3,733,737)        (9,655,881)
                                                                            ---------------    ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                          37,884,287         60,749,053
     Reinvestment of distributions                                               3,733,737          9,655,881
     Redemptions of shares                                                    (26,501,988)       (80,179,984)
                                                                            ---------------    ---------------

     Net increase (decrease) in net assets resulting from share
     transactions                                                               15,116,036        (9,775,050)
                                                                            ---------------    ---------------

     Total increase (decrease) in net assets                                    12,475,642       (10,014,514)

NET ASSETS:
     Beginning of period                                                       118,014,588        128,029,102
                                                                            ---------------    ---------------

     End of period  (1)                                                  $     130,490,230  $     118,014,588
                                                                            ===============    ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                        3,620,154          5,718,195
     Issued in reinvestment of distributions                                       362,851            927,194
     Redeemed                                                                  (2,536,562)        (7,625,045)
                                                                            ---------------    ---------------

     Net increase (decrease)                                                     1,446,443          (979,656)
                                                                            ===============    ===============

(1) Including undistributed net investment income                        $         195,412  $           7,277

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------- -- ----------------- -- ---------------- --- --------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                                               Year Ended         Period Ended
                                                                        Six Months Ended      December 31,        December 31,
                                                                                             ----------------     --------------
                                                                         June 30, 2005            2004               2003 +
                                                                        -----------------    ----------------     --------------
                                                                           UNAUDITED

Net Asset Value, Beginning of Period                                 $             10.56  $            10.54   $          10.00

Income from Investment Operations

Net investment income                                                               0.32                0.71               0.29
Net realized and unrealized gain (loss)                                           (0.24)                0.24               0.60
                                                                        -----------------    ----------------     --------------

Total Income From Investment Operations                                             0.08                0.95               0.89
                                                                        -----------------    ----------------     --------------

Less Distributions

From net investment income                                                        (0.30)              (0.71)             (0.28)
From net realized gains                                                                               (0.22)             (0.07)
                                                                        -----------------    ----------------     --------------

Total Distributions                                                               (0.30)              (0.93)             (0.35)
                                                                        -----------------    ----------------     --------------

Net Asset Value, End of Period                                       $             10.34  $            10.56   $          10.54
                                                                        =================    ================     ==============


Total Return                                                                       0.75%  o            9.36%              8.90%  o

Net Assets, End of Period ($000)                                     $           130,490  $          118,015   $        128,029

Ratio of Expenses to Average Net Assets                                            1.10%  *            1.10%              1.10%  *

Ratio of Net Investment Income to Average Net Assets                               6.42%  *            6.10%              5.18%  *

Portfolio Turnover Rate                                                           21.29%  o          179.98%            110.88%  o


 + The portfolio commenced operations on May 21, 2003.

      Based on operations for the period shown and, accordingly, are not representative of o a full year.

 *    Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim Salomon Brothers High Yield Bond Portfolio
Schedule of Investments
June 30, 2005
Unaudited

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.51%
    665,000 DRS Technologies Inc                                         688,275
            Senior Subordinated Notes
            6.875% November 1, 2013
    275,000 L-3 Communications Corp                                      292,875
            Senior Subordinated Bonds
            7.625% June 15, 2012
    875,000 Sequa Corp                                                   964,688
            Senior Notes
            9.000% August 1, 2009
                                                                      $1,945,838

AGRICULTURE --- .34%
    425,000 Hines Nurseries Inc                                          437,750
            Company Guaranteed Notes
            10.250% October 1, 2011
                                                                        $437,750

AIRLINES --- .22%
    285,000 Continental Airlines Inc                                     276,816
            Pass Thru Certificates
            7.250% November 1, 2005
                                                                        $276,816

AUTO PARTS & EQUIPMENT --- .99%
    500,000 CSK Auto Inc                                                 477,500
            Company Guaranteed Notes
            7.000% January 15, 2014
    423,000 TRW Automotive Inc                                           468,473
            Senior Notes
            9.375% February 15, 2013
    277,000 TRW Automotive Inc                                           318,550
            Senior Subordinated Notes
            11.000% February 15, 2013
                                                                      $1,264,523

AUTOMOBILES --- 1.19%
    110,000 Ford Motor Co                                                 85,525
            Bonds
            6.625% October 1, 2028
  1,475,000 Ford Motor Co ^^                                           1,231,625
            Notes
            7.450% July 16, 2031
    250,000 General Motors Corp ^^                                       208,750
            Debentures
            8.375% July 15, 2033
                                                                      $1,525,900

BROADCAST/MEDIA --- 7.31%
    250,000 CSC Holdings Inc                                             241,250
            Debentures
            7.625% July 15, 2018
  1,000,000 CSC Holdings Inc                                           1,012,500
            Senior Notes
            8.125% July 15, 2009
    403,000 CanWest Media Inc                                            424,158
            Company Guaranteed Notes
            8.000% September 15, 2012
    980,000 Charter Communications Holdings II                           991,025
            Senior Notes
            10.250% September 15, 2010
  1,075,000 Charter Communications Holdings LLC                          830,438
            Senior Notes
            10.000% April 1, 2009
    655,000 DirecTV                                                      725,413
            Senior Notes
            8.375% March 15, 2013
    450,000 DirecTV #                                                    447,750
            Senior Notes
            6.375% June 15, 2015
    650,000 EchoStar DBS Corp #                                          641,875
            Company Guaranteed Notes
            6.625% October 1, 2014
    180,000 EchoStar DBS Corp ++                                         184,050
            Senior Notes
            6.350% October 1, 2008
    275,000 Emmis Communications Corp # ++                               279,813
            Senior Notes
            9.285% June 15, 2012
    250,000 Insight Communications Co Inc + ^^                           250,625
            Step Bond 0% - 12.250%
            9.320% February 15, 2011
    600,000 LodgeNet Entertainment Corp                                  654,000
            Senior Subordinated Debentures
            9.500% June 15, 2013
    195,000 Mediacom Broadband LLC                                       211,088
            Company Guaranteed Bonds
            11.000% July 15, 2013
    340,000 Mediacom LLC ^^                                              339,150
            Senior Notes
            9.500% January 15, 2013
    425,000 NextMedia Operating Inc                                      461,656
            Company Guaranteed Notes
            10.750% July 1, 2011
    325,000 Rainbow National Services LLC #                              373,750
            Senior Subordinated Debentures
            10.375% September 1, 2014
    550,000 Sinclair Broadcast Group Inc                                 563,750
            Company Guaranteed Notes
            8.000% March 15, 2012
    125,000 Young Broadcasting Inc                                       118,750
            Company Guaranteed Notes
            10.000% March 1, 2011
    250,000 Young Broadcasting Inc ^^                                    221,250
            Senior Subordinated Notes
            8.750% January 15, 2014
    600,000 Zeus Special Sub Ltd # + ^^                                  400,500
            Step Bond 0% - 9.250%
            9.100% February 1, 2015
                                                                      $9,372,791

BUILDING MATERIALS --- .33%
    675,000 Associated Materials Inc                                     428,625
            Senior Discount Notes
            11.250% March 1, 2014
                                                                        $428,625

CHEMICALS --- 5.46%
    200,000 ARCO Chemical Co                                             224,000
            Debentures
            9.800% February 1, 2020
    500,000 Equistar Chemical Funding                                    551,875
            Senior Notes
            10.625% May 1, 2011
    500,000 Ethyl Corp                                                   518,125
            Company Guaranteed Notes
            8.875% May 1, 2010
    303,000 Huntsman International LLC                                   311,711
            Senior Notes
            10.125% July 1, 2009
    250,000 Huntsman International LLC # ^^                              246,875
            Company Guaranteed Notes
            7.375% January 1, 2015
    795,000 ISP Holdings Inc                                             854,625
            Secured Notes
            10.625% December 15, 2009
    425,000 Innophos Inc # ^^                                            433,500
            Senior Subordinated Notes
            8.875% August 15, 2014
    505,000 Lyondell Chemical Co                                         573,175
            Secured Notes
            11.125% July 15, 2012
    500,000 Millennium America Inc                                       541,250
            Company Guaranteed Notes
            9.250% June 15, 2008
  1,200,000 Nalco Co ^^                                                1,287,000
            Senior Notes
            8.875% November 15, 2013
    500,000 OM Group Inc                                                 500,000
            Company Guaranteed Notes
            9.250% December 15, 2011
    375,000 Resolution Performance Products LLC ^^                       403,125
            Senior Subordinated Notes
            13.500% November 15, 2010
    300,000 Rhodia SA ^^                                                 288,750
            Senior Subordinated Notes
            8.875% June 1, 2011
    250,000 Rhodia SA ^^                                                 268,125
            Senior Subordinated Notes
            10.250% June 1, 2010
                                                                      $7,002,136

COMMUNICATIONS - EQUIPMENT --- .93%
  1,325,000 Lucent Technologies Inc                                    1,185,875
            Debentures
            6.450% March 15, 2029
                                                                      $1,185,875

CONTAINERS --- 4.45%
    475,000 Anchor Glass Container Corp ^^                               370,500
            Secured Notes
            11.000% February 15, 2013
    500,000 Berry Plastics Corp                                          545,625
            Company Guaranteed Bonds
            10.750% July 15, 2012
    600,000 Crown Holdings                                               663,000
            Secured Notes
            9.500% March 1, 2011
    300,000 Graphic Packaging International Corp                         302,250
            Senior Notes
            9.500% August 15, 2013
    250,000 Graphic Packaging International Corp                         257,500
            Senior Notes
            8.500% August 15, 2011
  1,250,000 Owens-Brockway Glass Containers Inc                        1,328,125
            Company Guaranteed Notes
            8.875% February 15, 2009
    465,000 Plastipak Holdings Inc                                       512,663
            Company Guaranteed Bonds
            10.750% September 1, 2011
     50,000 Pliant Corp                                                   48,750
            Notes
            11.125% September 1, 2009
    150,000 Pliant Corp ^^                                               121,500
            Senior Notes
            13.000% June 1, 2010
    100,000 Smurfit-Stone Container Corp                                 100,500
            Company Guaranteed Bonds
            8.250% October 1, 2012
  1,000,000 Stone Container Corp                                       1,010,000
            Senior Notes
            8.375% July 1, 2012
    500,000 Tekni-Plex Inc # ^^                                          443,750
            Secured Notes
            8.750% November 15, 2013
                                                                      $5,704,163

COSMETICS & PERSONAL CARE --- .52%
    550,000 Del Laboratories Inc                                         473,000
            Senior Subordinated Notes
            8.000% February 1, 2012
    172,000 Jafra Cosmetics                                              192,640
            Company Guaranteed Notes
            10.750% May 15, 2011
                                                                        $665,640

DISTRIBUTORS --- .21%
    275,000 Buhrmann US Inc # ^^                                         268,125
            Senior Subordinated Notes
            7.875% March 1, 2015
                                                                        $268,125

ELECTRIC COMPANIES --- 2.90%
    342,000 Allegheny Energy Supply Co LLC #                             376,200
            Notes
            10.250% November 15, 2007
    840,000 Allegheny Energy Supply Co LLC # ++ ^^                       940,800
            Bonds
            8.250% April 15, 2012
    400,000 Edison Mission Energy                                        421,500
            Senior Notes
            7.730% June 15, 2009
    525,000 Midwest Generation LLC                                       578,813
            Pass Thru Certificates
            8.560% January 2, 2016
    890,000 Mission Energy Holding Co                                  1,056,875
            Secured Notes
            13.500% July 15, 2008
     70,000 Nevada Power Co                                               73,150
            Mortgage Notes
            6.500% April 15, 2012
    250,000 Texas Genco Financing LLC #                                  263,125
            Senior Notes
            6.875% December 15, 2014
                                                                      $3,710,463

ELECTRONIC INSTRUMENT & EQUIP --- .36%
    500,000 Sensus Metering Systems                                      465,000
            Senior Notes
            8.625% December 15, 2013
                                                                        $465,000

ELECTRONICS - SEMICONDUCTOR --- .67%
    900,000 Amkor Technology Inc ^^                                      864,000
            Senior Notes
            9.250% February 15, 2008
                                                                        $864,000

FINANCIAL SERVICES --- 4.02%
    325,000 Alamosa Delaware Inc                                         364,406
            Company Guaranteed Notes
            11.000% July 31, 2010
    750,000 Alamosa Delaware Inc +                                       826,875
            Step Bond 0% - 12.000%
            6.530% July 31, 2009
    175,000 Borden US Financial Corp #                                   178,063
            Secured Notes
            9.000% July 15, 2014
    300,000 Ford Motor Credit Co                                         296,461
            Notes
            7.875% June 15, 2010
    350,000 Ford Motor Credit Co                                         336,794
            Senior Notes
            7.250% October 25, 2011
    125,000 Ford Motor Credit Co ^^                                      119,935
            Notes
            7.000% October 1, 2013
     25,000 General Motors Acceptance Corp                                23,077
            Notes
            6.875% September 15, 2011
    175,000 General Motors Acceptance Corp                               206,741
            Unsubordinated Notes
            6.000% July 3, 2008
  1,270,000 General Motors Acceptance Corp                             1,133,276
            Bonds
            8.000% November 1, 2031
  1,225,000 General Motors Acceptance Corp ^^                          1,095,976
            Notes
            6.750% December 1, 2014
    575,000 JSG Funding PLC                                              575,000
            Senior Notes
            9.625% October 1, 2012
                                                                      $5,156,604

FOOD & BEVERAGES --- 1.91%
    200,000 Constellation Brands Inc                                     214,000
            Company Guaranteed Notes
            8.125% January 15, 2012
    600,000 Dean Foods Co                                                633,000
            Senior Notes
            8.150% August 1, 2007
    450,000 Doane Pet Care Co                                            437,625
            Senior Subordinated Notes
            9.750% May 15, 2007
    350,000 Dole Food Co Inc                                             355,250
            Company Guaranteed Notes
            7.250% June 15, 2010
    165,000 Dole Food Co Inc ++                                          175,725
            Senior Notes
            8.625% May 1, 2009
    165,000 Pilgrims Pride Corp                                          180,263
            Company Guaranteed Notes
            9.625% September 15, 2011
    500,000 Pinnacle Foods Holding                                       447,500
            Senior Subordinated Notes
            8.250% December 1, 2013
                                                                      $2,443,363

FOREIGN GOVERNMENTS --- 10.52%
    863,115 Government of Argentina                                      306,977
            Notes
            5.830% December 31, 2033
    275,000 Government of Argentina ++                                   248,738
            Bonds
            2.990% August 3, 2012
    350,000 Government of Brazil                                         360,500
            Notes
            8.750% February 4, 2025
     95,000 Government of Brazil                                         127,300
            Bonds
            12.250% March 6, 2030
  1,097,710 Government of Brazil                                       1,124,384
            Bonds
            8.000% April 15, 2014
    230,000 Government of Brazil                                         276,690
            Unsubordinated Notes
            11.000% August 17, 2040
  1,297,076 Government of Brazil ++                                    1,247,657
            Bonds
            4.285% April 15, 2012
    100,000 Government of Bulgaria                                       125,910
            Bonds
            8.250% January 15, 2015
    175,000 Government of Chile                                          201,180
            Notes
            7.125% January 11, 2012
    270,000 Government of Colombia                                       328,320
            Notes
            10.750% January 15, 2013
    270,000 Government of Colombia                                       321,975
            Bonds
            10.375% January 28, 2033
     25,000 Government of Colombia                                        26,750
            Bonds
            8.700% February 15, 2016
    180,000 Government of Ecuador +                                      149,850
            Step Bond 4.000% - 10.000%
            11.970% August 15, 2030
    100,000 Government of El Salvador                                    111,375
            Bonds
            7.750% January 24, 2023
     75,000 Government of Malaysia                                        87,394
            Bonds
            7.500% July 15, 2011
    150,000 Government of Malaysia                                       173,901
            Notes
            8.750% June 1, 2009
    275,000 Government of Mexico                                         315,563
            Notes
            7.500% April 8, 2033
    300,000 Government of Mexico                                         445,500
            Bonds
            11.375% September 15, 2016
    250,000 Government of Mexico                                         268,375
            Notes
            6.375% January 16, 2013
    300,000 Government of Mexico                                         368,250
            Notes
            8.125% December 30, 2019
    915,000 Government of Mexico                                       1,006,958
            Global Notes
            6.625% March 3, 2015
    375,000 Government of Mexico                                         466,875
            Bonds
            8.300% August 15, 2031
     25,000 Government of Mexico                                          30,625
            Notes
            8.000% September 24, 2022
     44,444 Government of Morocco ++                                      43,944
            Foreign Government Guaranteed Notes
            3.803% January 2, 2009
    150,000 Government of Panama                                         185,625
            Bonds
            9.375% April 1, 2029
     25,000 Government of Panama                                          29,813
            Bonds
            8.875% September 30, 2027
     50,000 Government of Panama                                          54,350
            Notes
            7.250% March 15, 2015
    175,000 Government of Panama                                         216,125
            Bonds
            9.375% January 16, 2023
    105,000 Government of Peru                                           122,850
            Global Notes
            9.125% February 21, 2012
    340,000 Government of Peru +                                         323,850
            Step Bond 4.000% - 5.000%
            2.150% March 7, 2017
     74,250 Government of Peru +                                          70,166
            Step Bond 3.250% - 5.000%
            5.000% March 7, 2017
    375,000 Government of Philippines                                    419,531
            Notes
            10.625% March 16, 2025
     25,000 Government of Philippines                                     27,031
            Bonds
            9.875% January 15, 2019
    125,000 Government of Philippines                                    127,563
            Senior Notes
            9.500% February 2, 2030
     50,000 Government of Philippines                                     50,250
            Notes
            8.250% January 15, 2014
    325,000 Government of Russia                                         587,795
            Unsubordinated Notes
            12.750% June 24, 2028
    225,000 Government of Russia                                         245,453
            Unsubordinated Notes
            8.250% March 31, 2010
    965,000 Government of Russia +                                     1,077,326
            Step Bond 2.250% - 7.500%
            5.600% March 31, 2030
     25,000 Government of South Africa                                    29,000
            Notes
            9.125% May 19, 2009
    200,000 Government of South Africa                                   223,250
            Notes
            6.500% June 2, 2014
     75,000 Government of Turkey                                         108,469
            Senior Unsubordinated Notes
            11.875% January 15, 2030
    475,000 Government of Turkey                                         560,500
            Notes
            9.500% January 15, 2014
    100,000 Government of Ukraine                                        110,250
            Bonds
            7.650% June 11, 2013
     37,335 Government of Ukraine                                         39,392
            Senior Notes
            11.000% March 15, 2007
    125,000 Government of Uruguay                                        122,500
            Bonds
            7.500% March 15, 2015
     21,125 Government of Uruguay                                         19,224
            Bonds
            7.875% January 15, 2033
    340,000 Government of Venezuela                                      397,970
            Global Notes
            10.750% September 19, 2013
     50,000 Government of Venezuela                                       46,500
            Unsubordinated Notes
            5.375% August 7, 2010
    100,000 Government of Venezuela                                      103,850
            Notes
            8.500% October 8, 2014
     25,000 Government of Venezuela ++                                    22,813
            Notes
            4.150% April 20, 2011
                                                                     $13,486,437

GOLD, METALS & MINING --- .92%
    150,000 AK Steel Corp ^^                                             136,500
            Company Guaranteed Notes
            7.875% February 15, 2009
    450,000 IMCO Recycling Inc                                           493,875
            Secured Notes
            10.375% October 15, 2010
    550,000 Novelis Inc #                                                552,063
            Senior Notes
            7.250% February 15, 2015
                                                                      $1,182,438

HARDWARE & TOOLS --- .22%
    300,000 Nortek Inc                                                   279,000
            Senior Subordinated Notes
            8.500% September 1, 2014
                                                                        $279,000

HEALTH CARE RELATED --- 3.60%
    450,000 AmeriPath Inc                                                455,625
            Company Guaranteed Notes
            10.500% April 1, 2013
    515,000 Community Health Systems Inc                                 524,013
            Senior Subordinated Notes
            6.500% December 15, 2012
    250,000 DaVita Inc # ^^                                              256,875
            Senior Subordinated Notes
            7.250% March 15, 2015
    225,000 HCA Inc                                                      233,462
            Notes
            6.375% January 15, 2015
    700,000 HCA Inc                                                      702,366
            Debentures
            7.050% December 1, 2027
    500,000 IASIS Healthcare                                             542,500
            Senior Subordinated Notes
            8.750% June 15, 2014
    220,000 National Nephrology Associates Inc #                         246,950
            Senior Subordinated Notes
            9.000% November 1, 2011
    259,000 Psychiatric Solutions Inc                                    287,490
            Senior Subordinated Notes
            10.625% June 15, 2013
    775,000 Tenet Healthcare Corp                                        831,188
            Senior Notes
            9.875% July 1, 2014
    525,000 Triad Hospitals Inc                                          539,438
            Senior Subordinated Notes
            7.000% November 15, 2013
                                                                      $4,619,907

HOMEBUILDING --- .51%
    595,000 DR Horton Inc                                                648,565
            Company Guaranteed Bonds
            8.500% April 15, 2012
                                                                        $648,565

HOTELS/MOTELS --- 2.69%
    550,000 Gaylord Entertainment Co ^^                                  537,625
            Senior Notes
            6.750% November 15, 2014
    750,000 John Q Hammons Hotels Inc                                    817,500
            1st Mortgage
            8.875% May 15, 2012
    425,000 Las Vegas Sands Corp # ^^                                    415,438
            Senior Notes
            6.375% February 15, 2015
    800,000 MGM Mirage Inc                                               824,000
            Senior Notes
            6.750% September 1, 2012
    300,000 MGM Mirage Inc ^^                                            327,000
            Company Guaranteed Bonds
            8.375% February 1, 2011
    500,000 Turning Stone Casino Resort Enterprise #                     528,750
            Senior Notes
            9.125% December 15, 2010
                                                                      $3,450,313

HOUSEHOLD GOODS --- 1.16%
    950,000 Norcraft Holdings +                                          655,500
            Step Bond 0% - 9.750%
            10.860% September 1, 2012
    500,000 Sealy Mattress Co                                            505,000
            Senior Subordinated Notes
            8.250% June 15, 2014
     50,000 Simmons Bedding Co # + ^^                                     22,500
            Step Bond 0% - 10.000%
            14.560% December 15, 2014
    350,000 Simmons Bedding Co ^^                                        301,000
            Senior Subordinated Notes
            7.875% January 15, 2014
                                                                      $1,484,000

INDEPENDENT POWER PRODUCTS --- 1.37%
  1,585,000 Reliant Resources Inc                                      1,759,350
            Secured Notes
            9.500% July 15, 2013
                                                                      $1,759,350

INSURANCE RELATED --- .44%
    375,000 Vanguard Health Holding Co I +                               266,250
            Step Bond 0% - 11.250%
            9.370% October 1, 2015
    275,000 Vanguard Health Holding Co II                                297,000
            Senior Subodinated Notes
            9.000% October 1, 2014
                                                                        $563,250

INVESTMENT BANK/BROKERAGE FIRM --- .35%
    400,000 BCP Crystal US Holdings                                      448,000
            Senior Subordinated Notes
            9.625% June 15, 2014
                                                                        $448,000

LEISURE & ENTERTAINMENT --- 4.72%
    750,000 Cinemark Inc +                                               498,750
            Step Bond 0% - 9.750%
            10.490% March 15, 2014
    500,000 Herbst Gaming Inc                                            530,000
            Senior Subordinated Notes
            8.125% June 1, 2012
    450,000 Kerzner International Ltd                                    481,500
            Company Guaranteed Bonds
            8.875% August 15, 2011
     40,000 Loews Cineplex Entertainment Corp #                           38,700
            Company Guaranteed Notes
            9.000% August 1, 2014
    950,000 Mohegan Tribal Gaming                                        969,000
            Senior Subordinated Notes
            6.375% July 15, 2009
    375,000 Mohegan Tribal Gaming                                        401,250
            Senior Subordinated Notes
            8.000% April 1, 2012
    550,000 Penn National Gaming Inc # ^^                                545,875
            Senior Subordinated Notes
            6.750% March 1, 2015
    500,000 Pinnacle Entertainment Inc                                   520,000
            Senior Subordinated Notes
            8.250% March 15, 2012
    575,000 Seneca Gaming Corp #                                         594,406
            Senior Notes
            7.250% May 1, 2012
    100,000 Six Flags Inc                                                 93,500
            Senior Notes
            9.625% June 1, 2014
    400,000 Six Flags Inc ^^                                             377,500
            Senior Notes
            9.750% April 15, 2013
    975,000 Station Casinos Inc                                          994,500
            Senior Subordinated Notes
            6.500% February 1, 2014
                                                                      $6,044,981

MACHINERY --- 1.55%
    800,000 Case New Holland Inc #                                       840,000
            Senior Notes
            9.250% August 1, 2011
    250,000 Dresser-Rand Group Inc #                                     260,000
            Senior Subordinated Notes
            7.375% November 1, 2014
    467,000 NRG Energy Inc #                                             492,685
            Secured Notes
            8.000% December 15, 2013
    360,000 Terex Corp                                                   390,600
            Company Guaranteed Notes
            10.375% April 1, 2011
                                                                      $1,983,285

MANUFACTURING --- 1.28%
    225,000 Blount Inc                                                   240,750
            Senior Subordinated Notes
            8.875% August 1, 2012
    450,000 Collins & Aikman Floor Cover                                 465,750
            Company Guaranteed Notes
            9.750% February 15, 2010
    800,000 KI Holdings Inc +                                            464,000
            Step Bond 0% - 9.875%
            5.900% November 15, 2014
    450,000 Mueller Group Inc ^^                                         472,500
            Senior Subordinated Notes
            10.000% May 1, 2012
                                                                      $1,643,000

MEDICAL PRODUCTS --- .38%
    450,000 Medical Device Manufacturing Inc                             483,750
            Company Guaranteed Notes
            10.000% July 15, 2012
                                                                        $483,750

MISCELLANEOUS --- .63%
    300,000 Invensys PLC # ^^                                            286,500
            Senior Notes
            9.875% March 15, 2011
    500,000 Playtex Products Inc ^^                                      526,250
            Company Guaranteed Notes
            9.375% June 1, 2011
                                                                        $812,750

OFFICE EQUIPMENT & SUPPLIES --- .29%
    350,000 Xerox Corp                                                   372,313
            Senior Notes
            7.125% June 15, 2010
                                                                        $372,313

OIL & GAS --- 6.76%
    250,000 Chesapeake Energy Corp                                       270,625
            Senior Notes
            7.500% September 15, 2013
    650,000 Chesapeake Energy Corp                                       689,000
            Senior Notes
            7.000% August 15, 2014
    575,000 EXCO Resources Inc                                           575,000
            Company Guaranteed Notes
            7.250% January 15, 2011
    545,000 El Paso Corp                                                 543,638
            Senior Notes
            7.000% May 15, 2011
    800,000 El Paso Corp ^^                                              824,000
            Notes
            7.875% June 15, 2012
    200,000 El Paso Corp ^^                                              195,000
            Senior Notes
            7.750% January 15, 2032
    600,000 Energy Partners Ltd                                          630,000
            Company Guaranteed Notes
            8.750% August 1, 2010
    415,000 Forest Oil Corp                                              457,538
            Senior Notes
            8.000% December 15, 2011
    685,000 Forest Oil Corp                                              726,100
            Senior Notes
            8.000% June 15, 2008
    175,000 Hanover Compressor Co                                        186,375
            Senior Notes
            9.000% June 1, 2014
    715,000 Hanover Compressor Co ^^                                     686,400
            Convertible
            4.750% March 15, 2008
    275,000 Holly Energy Partners LP #                                   268,125
            Senior Notes
            6.250% March 1, 2015
    500,000 Stone Energy Corp                                            523,750
            Senior Subordinated Notes
            8.250% December 15, 2011
    459,000 Swift Energy Co                                              494,573
            Senior Subordinated Notes
            9.375% May 1, 2012
    550,000 Universal Compression Inc                                    574,750
            Senior Notes
            7.250% May 15, 2010
    450,000 Vintage Petroleum Inc                                        474,750
            Senior Subordinated Notes
            7.875% May 15, 2011
    425,000 Williams Cos Inc                                             510,531
            Notes
            8.750% March 15, 2032
     30,000 Williams Gas Pipelines Central Inc #                          31,174
            Senior Notes
            7.375% November 15, 2006
                                                                      $8,661,329

PAPER & FOREST PRODUCTS --- 2.43%
    300,000 Abitibi-Consolidated Inc ^^                                  312,750
            Notes
            8.550% August 1, 2010
    375,000 Appleton Papers Inc                                          361,875
            Senior Subordinated Notes
            9.750% June 15, 2014
    225,000 Buckeye Technologies Inc                                     229,500
            Senior Subordinated Notes
            8.500% October 1, 2013
    250,000 Buckeye Technologies Inc ^^                                  240,000
            Senior Subordinated Notes
            8.000% October 15, 2010
    825,000 Georgia-Pacific Corp ^^                                      996,188
            Debentures
            9.500% December 1, 2011
    500,000 Newark Group Inc                                             460,000
            Senior Subordinated Notes
            9.750% March 15, 2014
    500,000 Norske Skog Canada Ltd                                       515,625
            Company Guaranteed Notes
            8.625% June 15, 2011
                                                                      $3,115,938

POLLUTION CONTROL --- .90%
    125,000 Allied Waste North America Inc                               127,813
            Senior Notes
            7.875% April 15, 2013
    569,000 Allied Waste North America Inc                               614,520
            Company Guaranteed Notes
            9.250% September 1, 2012
    425,000 Allied Waste North America Inc # ^^                          411,188
            Senior Notes
            7.250% March 15, 2015
                                                                      $1,153,521

PRINTING & PUBLISHING --- 2.31%
    450,000 CBD Media Inc                                                463,500
            Company Guaranteed Notes
            8.625% June 1, 2011
    500,000 Cadmus Communications Corp                                   514,375
            Senior Subordinated Notes
            8.375% June 15, 2014
    200,000 Cenveo Corp                                                  216,000
            Senior Subordinated Notes
            9.625% March 15, 2012
    375,000 Cenveo Corp                                                  356,250
            Senior Subordinated Notes
            7.875% December 1, 2013
    980,000 Dex Media Inc                                              1,041,250
            Notes
            8.000% November 15, 2013
    320,000 Dex Media West                                               364,800
            Senior Subordinated Notes
            9.875% August 15, 2013
                                                                      $2,956,175

REAL ESTATE --- 1.67%
    500,000 Felcor Lodging LP REIT ++ ^^                                 546,250
            Company Guaranteed Notes
            9.000% June 1, 2011
  1,000,000 Host Marriott LP REIT                                      1,042,500
            Senior Notes
            7.125% November 1, 2013
     25,000 Host Marriott LP REIT #                                       24,750
            Senior Notes
            6.375% March 15, 2015
    500,000 MeriStar Hospitality Corp REIT                               525,000
            Company Guaranteed Notes
            9.125% January 15, 2011
                                                                      $2,138,500

RESTAURANTS --- .73%
    250,000 Carrols Corp #                                               253,125
            Senior Subordinated Notes
            9.000% January 15, 2013
    675,000 VICORP Restaurants Inc                                       681,750
            Senior Notes
            10.500% April 15, 2011
                                                                        $934,875

RETAIL --- 1.18%
    250,000 Finlay Fine Jewelry Corp                                     225,313
            Senior Global Notes
            8.375% June 1, 2012
    475,000 General Nutrition Center Inc                                 380,000
            Senior Subordinated Notes
            8.500% December 1, 2010
    325,000 Riddell Bell Holdings                                        325,813
            Senior Subordinated Notes
            8.375% October 1, 2012
    275,000 Saks Inc                                                     275,000
            Company Guaranteed Bonds
            7.500% December 1, 2010
    290,000 Saks Inc ^^                                                  304,863
            Company Guaranteed Notes
            8.250% November 15, 2008
                                                                      $1,510,989

SPECIALIZED SERVICES --- 3.07%
    525,000 Allied Security Escrow                                       511,875
            Senior Subordinated Notes
            11.375% July 15, 2011
    275,000 Corrections Corp of America                                  272,938
            Senior Notes
            6.250% March 15, 2013
    500,000 Global Cash Finance Corp                                     543,750
            Senior Subordinated Notes
            8.750% March 15, 2012
    375,000 ICON Health & Fitness Inc ^^                                 286,875
            Company Guaranteed Notes
            11.250% April 1, 2012
    625,000 Iron Mountain Inc                                            646,875
            Company Guaranteed Bonds
            8.625% April 1, 2013
    500,000 Iron Mountain Inc                                            502,500
            Company Guaranteed Bonds
            7.750% January 15, 2015
    300,000 R H Donnelley Finance Corp I ^^                              327,750
            Company Guaranteed Notes
            8.875% December 15, 2010
    325,000 Scientific Games Corp #                                      328,250
            Senior Subordinated Notes
            6.250% December 15, 2012
    500,000 Vertis Inc                                                   520,000
            Secured Notes
            9.750% April 1, 2009
                                                                      $3,940,813

TELEPHONE & TELECOMMUNICATIONS --- 7.98%
    450,000 AT&T Corp ++                                                 585,563
            Senior Notes
            9.750% November 15, 2031
    179,000 American Tower Corp                                          187,726
            Senior Notes
            9.375% February 1, 2009
    325,000 American Tower Corp                                          343,688
            Senior Notes
            7.125% October 15, 2012
    270,000 American Tower Corp ^^                                       288,225
            Senior Notes
            7.500% May 1, 2012
    500,000 Centennial Cellular                                          565,000
            Company Guaranteed Notes
            10.125% June 15, 2013
    175,000 Intelsat Bermuda Ltd # ++                                    178,063
            Senior Notes
            7.765% January 15, 2012
    825,000 LCI International Inc                                        800,250
            Senior Notes
            7.250% June 15, 2007
    675,000 MCI Inc ++                                                   756,844
            Senior Notes
            8.735% May 1, 2014
    585,000 NTL Cable PLC ^^                                             609,131
            Senior Notes
            8.750% April 15, 2014
  1,400,000 Nextel Communications Inc                                  1,496,250
            Senior Notes
            6.875% October 31, 2013
    675,000 Qwest Corp #                                                 734,063
            Notes
            8.875% March 15, 2012
    570,000 Qwest Services Corp                                          658,350
            Notes
            13.500% December 15, 2010
     75,000 Qwest Services Corp ^^                                        90,938
            Secured Notes
            14.000% December 15, 2014
    550,000 SBA Communications Corp                                      592,625
            Senior Notes
            8.500% December 1, 2012
  1,000,000 SpectraSite Inc                                            1,060,000
            Senior Notes
            8.250% May 15, 2010
    500,000 US Unwired Inc                                               556,250
            Secured Notes
            10.000% June 15, 2012
    450,000 Ubiquitel Operating Co                                       493,875
            Senior Notes
            9.875% March 1, 2011
    200,000 Western Wireless Corp                                        227,750
            Senior Notes
            9.250% July 15, 2013
                                                                     $10,224,591

TEXTILES --- .77%
    475,000 Levi Strauss & Co                                            518,938
            Senior Notes
            12.250% December 15, 2012
    125,000 Levi Strauss & Co ++                                         118,125
            Senior Notes
            7.850% April 1, 2012
     50,000 Levi Strauss & Co ^^                                          49,625
            Senior Notes
            9.750% January 15, 2015
    275,000 Oxford Industries Inc                                        294,250
            Senior Notes
            8.875% June 1, 2011
                                                                        $980,938

TRANSPORTATION --- .76%
    850,000 Teekay Shipping Corp ^^                                      970,063
            Senior Notes
            8.875% July 15, 2011
                                                                        $970,063

UTILITIES --- 3.82%
    985,000 AES Corp #                                                 1,105,663
            Secured Notes
            9.000% May 15, 2015
    585,000 CMS Energy Corp                                              637,650
            Senior Notes
            9.875% October 15, 2007
  1,175,000 Calpine Corp # ^^                                            904,750
            Senior Notes
            8.500% July 15, 2010
  1,550,000 Dynegy Holdings Inc ^^                                     1,530,625
            Senior Notes
            6.875% April 1, 2011
    665,000 Transcontinental Gas Pipe Line Corp                          716,538
            Notes
            7.000% August 15, 2011
                                                                      $4,895,226

TOTAL BONDS --- 96.33%                                              $123,461,909
(Cost $122,355,574)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,000,000 Galleon Capital LLC #                                      1,000,000
                  3.427%, July 1, 2005
  3,700,000 Victory Receivables Corp #                                 3,697,625
                  3.349%, July 8, 2005

TOTAL SHORT-TERM INVESTMENTS --- 3.67%                                $4,697,625
(Cost $4,697,625)

TOTAL MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO --- 100%     $128,159,534
(Cost $127,053,199)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2005. ++ Represents the current interest rate for variable rate security.
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at June 30, 2005.
See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Salomon Brothers High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2005 were $19,059,606, $19,311,641 and 14.80%, respectively.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $39,049,214 and $24,342,308 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $127,041,873. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,364,688 and gross depreciation of securities in which there was an excess of tax cost over value of $2,247,027 resulting in net appreciation of $1,117,661.

5.

 SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2005, the Portfolio had securities on loan valued at $19,721,784 and received collateral of $19,772,552 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.


                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005